Significant Contracts and Concentrations - Qurate Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Net revenue	$ 1,118	$ 1,912	$ 3,771	$ 7,050	$ 8,259	$ 17,755
Accounts receivable	1,403		1,403		2,269	3,454
Net licensing revenue
Product Information [Line Items]
Net revenue	$ 1,118	$ 1,505	$ 3,771	$ 6,515	$ 7,912	$ 9,156
Sales | Customer concentration risk | Qurate
Product Information [Line Items]
Concentration risk, percentage	21.00%	14.00%	22.00%	46.00%	44.00%	34.00%
Sales | Customer concentration risk | Qurate | Net licensing revenue
Product Information [Line Items]
Net revenue	$ 240	$ 260	$ 810	$ 3,270	$ 3,700	$ 6,000
Accounts receivable | Customer concentration risk | Qurate
Product Information [Line Items]
Accounts receivable	$ 250		$ 250		$ 400	$ 1,280
Concentration risk, percentage			18.00%		18.00%	37.00%